UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Semi-Annual Report February 28, 2018

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2018 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® Corporate Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 28, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Corporate Bond ETF – NAVA	1.72%	2.74%
Fidelity Corporate Bond ETF – Market PriceB	1.50%	2.55%
Bloomberg Barclays U.S. Credit Bond IndexA	2.12%	2.75%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Corporate Bond ETF – NAVA	1.94%	2.69%
Fidelity Corporate Bond ETF – Market PriceB	1.22%	2.41%
Bloomberg Barclays U.S. Credit Bond IndexA	2.59%	2.77%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary (Unaudited)

Quality Diversification as of February 28, 2018

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2018

*	Foreign investments – 20.7%

3	Semiannual Report

Fidelity® Limited Term Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 28, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Limited Term Bond ETF – NAVA	0.34%	1.36%
Fidelity Limited Term Bond ETF – Market PriceB	0.49%	1.24%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond IndexA	0.02%	0.96%
Fidelity Limited Term Composite IndexSMA	0.50%	1.36%
Bloomberg Barclays U.S. 1-5 Year Credit Bond IndexA	0.71%	1.54%
Bloomberg Barclays U.S. 1-5 Year Government Bond IndexA	-0.36%	0.65%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Limited Term Bond ETF – NAVA	0.29%	1.34%
Fidelity Limited Term Bond ETF – Market PriceB	0.47%	1.24%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond IndexA	0.19%	1.01%
Fidelity Limited Term Composite IndexSMA	0.55%	1.37%
Bloomberg Barclays U.S. 1-5 Year Credit Bond IndexA	0.70%	1.53%
Bloomberg Barclays U.S. 1-5 Year Government Bond IndexA	-0.09%	0.72%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary (Unaudited)

Quality Diversification as of February 28, 2018

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2018

*	Foreign investments – 13.7%

Semiannual Report	4

Fidelity® Total Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 28, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Total Bond ETF – NAVA	0.83%	2.27%
Fidelity Total Bond ETF – Market PriceB	0.91%	2.18%
Bloomberg Barclays U.S. Aggregate Bond IndexA	0.51%	1.72%
Bloomberg Barclays U.S. Universal Bond IndexA	0.97%	2.13%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Total Bond ETF – NAVA	1.36%	2.36%
Fidelity Total Bond ETF – Market PriceB	1.16%	2.19%
Bloomberg Barclays U.S. Aggregate Bond IndexA	1.20%	1.86%
Bloomberg Barclays U.S. Universal Bond IndexA	1.52%	2.23%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary (Unaudited)

Quality Diversification as of February 28, 2018

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2018

*	Foreign investments – 9.2%

5	Semiannual Report

Fidelity Corporate Bond ETF

Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 94.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 5.6%
Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp.:
4.875% 12/9/45	$350,000	$379,072
6.30% 3/1/38	200,000	257,201

		636,273

Household Durables – 1.4%
DR Horton, Inc.:
2.55% 12/1/20	109,000	107,620
4.00% 2/15/20	400,000	408,639
Toll Brothers Finance Corp.:
4.35% 2/15/28	400,000	378,000
4.375% 4/15/23	255,000	257,869

		1,152,128

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc.:
2.80% 8/22/24 (a)	113,000	109,410
4.25% 8/22/57 (a)	168,000	167,567
4.80% 12/5/34	200,000	221,487

		498,464

Media – 2.8%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	26,750
4.50% 2/15/21	57,000	59,445
4.75% 11/15/46	200,000	215,922
Comcast Corp.:
3.125% 7/15/22	1,000,000	998,487
4.50% 1/15/43	306,000	309,602
TELUS Corp. 3.70% 9/15/27	500,000	491,487
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	47,877
5.875% 11/15/40	150,000	158,300

		2,307,870

TOTAL CONSUMER DISCRETIONARY		4,594,735

CONSUMER STAPLES – 4.4%
Beverages – 2.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	300,000	297,215
4.70% 2/1/36	207,000	217,528
4.90% 2/1/46	665,000	709,017
Constellation Brands, Inc. 3.75% 5/1/21	425,000	433,468

		1,657,228

Food & Staples Retailing – 1.3%
Alimentation Couche-Tard, Inc.:
3 month U.S. LIBOR + 5.000% 2.074% 12/13/19 (a)(b)	147,000	147,161
2.35% 12/13/19 (a)	410,000	406,555

	Principal Amount	Value
CVS Health Corp.:
1.90% 7/20/18	$50,000	$49,928
2.80% 7/20/20	50,000	49,648
4.875% 7/20/35	150,000	155,817
5.125% 7/20/45	250,000	260,771

		1,069,880

Food Products – 0.2%
Kraft Heinz Foods Co. 4.375% 6/1/46	100,000	90,844
The JM Smucker Co. 2.50% 3/15/20	47,000	46,707

		137,551

Tobacco – 0.9%
Altria Group, Inc. 2.85% 8/9/22	206,000	202,537
BAT Capital Corp. 4.54% 8/15/47 (a)	225,000	218,839
Reynolds American, Inc.:
4.45% 6/12/25	200,000	205,899
5.85% 8/15/45	100,000	115,823

		743,098

TOTAL CONSUMER STAPLES		3,607,757

CONSUMER, NON-CYCLICAL – 1.9%
Health Care Providers & Services – 0.7%
Humana, Inc. 2.50% 12/15/20	110,000	108,534
McKesson Corp. 3.95% 2/16/28	425,000	422,614

		531,148

Oil, Gas & Consumable Fuels – 0.0%
MPLX LP 4.875% 12/1/24	30,000	31,562

Pharmaceuticals – 1.2%
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/23	1,100,000	962,822

TOTAL CONSUMER, NON-CYCLICAL		1,525,532

ENERGY – 16.1%
Energy Equipment & Services – 0.3%
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	251,845

Oil, Gas & Consumable Fuels – 14.2%
Anadarko Finance Co. 7.50% 5/1/31	12,000	15,178
Anadarko Petroleum Corp.:
3.45% 7/15/24	500,000	489,490
5.55% 3/15/26	200,000	218,423
6.60% 3/15/46	100,000	124,669

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Antero Resources Corp. 5.00% 3/1/25	$300,000	$302,250
Apache Corp. 4.25% 1/15/44	125,000	115,011
Canadian Natural Resources Ltd.:
3.90% 2/1/25	522,000	519,252
4.95% 6/1/47	150,000	155,590
Cenovus Energy, Inc.:
3.00% 8/15/22	325,000	315,105
4.25% 4/15/27	250,000	244,312
5.20% 9/15/43	58,000	55,766
5.70% 10/15/19	50,000	51,889
ConocoPhillips 6.50% 2/1/39	400,000	523,118
ConocoPhillips Holding Co. 6.95% 4/15/29	220,000	281,643
Continental Resources, Inc. 5.00% 9/15/22	300,000	304,500
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	400,000	379,000
Empresa Nacional del Petroleo 4.50% 9/14/47 (a)	200,000	186,000
Enable Midstream Partners LP 4.40% 3/15/27	250,000	246,101
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,092
5.50% 12/1/46	130,000	146,340
Encana Corp.:
3.90% 11/15/21	500,000	508,855
7.20% 11/1/31	260,000	319,989
8.125% 9/15/30	150,000	195,448
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	253,509
EQT Corp.:
2.50% 10/1/20	59,000	58,113
3.00% 10/1/22	500,000	486,836
3.90% 10/1/27	325,000	310,230
Exxon Mobil Corp. 4.114% 3/1/46	130,000	135,569
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	250,269
Kinder Morgan, Inc. 3.05% 12/1/19	300,000	300,198
Magellan Midstream Partners LP 4.20% 10/3/47	225,000	214,301
Marathon Petroleum Corp. 2.70% 12/14/18	340,000	340,920

	Principal Amount	Value
Noble Energy, Inc. 5.05% 11/15/44	$200,000	$207,419
Petroleos Mexicanos:
5.35% 2/12/28 (a)	450,000	442,350
6.35% 2/12/48 (a)	277,000	270,047
6.50% 3/13/27 (a)	200,000	213,774
6.75% 9/21/47	127,000	129,142
6.875% 8/4/26	75,000	82,305
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	139,000	137,296
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	150,000	152,008
Shell International Finance BV:
3.25% 5/11/25	200,000	197,526
4.125% 5/11/35	200,000	206,292
Spectra Energy Partners LP 3.375% 10/15/26	154,000	146,658
Suncor Energy, Inc. 6.85% 6/1/39	98,000	132,040
The Williams Companies., Inc. 5.75% 6/24/44	255,000	270,938
Western Gas Partners LP 5.375% 6/1/21	450,000	471,022
Williams Partners LP 3.35% 8/15/22	425,000	420,940

		11,541,723

Pipeline – 1.6%
Boardwalk Pipelines LP 3.375% 2/1/23	550,000	534,532
Enterprise Products Operating LLC:
4.85% 3/15/44	200,000	208,373
4.90% 5/15/46	175,000	183,959
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	250,000	238,102
5.40% 10/1/47	108,000	105,591

		1,270,557

TOTAL ENERGY		13,064,125

FINANCIALS – 34.1%
Banks – 16.1%
Bank of America Corp.: 3 month U.S. LIBOR + 0.930% 2.816% 7/21/23 (b)(c)	825,000	802,901
3 month U.S. LIBOR + 1.160% 3.124% 1/20/23 (b)(c)	550,000	546,777
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (b)(c)	250,000	245,371
4.20% 8/26/24	255,000	260,098

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Fidelity Corporate Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
4.25% 10/22/26	$40,000	$40,385
4.45% 3/3/26	50,000	51,124
Barclays PLC:
3.684% 1/10/23	400,000	397,161
4.836% 5/9/28	415,000	408,765
BPCE SA 4.875% 4/1/26 (a)	1,000,000	1,035,017
CIT Group, Inc. 3.875% 2/19/19	425,000	427,125
Citigroup, Inc.:
2.70% 10/27/22	530,000	514,342
4.05% 7/30/22	400,000	409,207
4.40% 6/10/25	400,000	410,570
Citizens Bank N.A. 2.25% 10/30/20	550,000	539,682
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	147,116
Compass Bank 2.875% 6/29/22	250,000	242,808
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	259,207
Discover Bank 3.20% 8/9/21	756,000	751,391
Fifth Third Bancorp 8.25% 3/1/38	170,000	246,924
HSBC Holdings PLC:
2.95% 5/25/21	200,000	198,274
3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (b)(c)	500,000	501,995
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	250,000	244,912
5.017% 6/26/24 (a)	500,000	498,909
JPMorgan Chase & Co.:
4.125% 12/15/26	300,000	303,279
4.95% 6/1/45	200,000	215,822
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	500,000	483,219
Royal Bank of Scotland Group PLC 6.00% 12/19/23	408,000	435,614
Santander Holdings USA, Inc. 3.40% 1/18/23 (a)	550,000	537,878
Synchrony Bank 3.00% 6/15/22	250,000	244,195
Synovus Financial Corp. 3.125% 11/1/22	399,000	389,791
The Bank of Nova Scotia 4.50% 12/16/25	300,000	306,562

	Principal Amount	Value
The Huntington National Bank 2.375% 3/10/20	$250,000	$248,106
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	350,230
US Bancorp 3.10% 4/27/26	250,000	238,895
Wells Fargo & Co. 4.65% 11/4/44	200,000	202,251

		13,135,903

Capital Markets – 6.6%
Ares Capital Corp. 4.25% 3/1/25	400,000	392,105
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	249,879
3.869% 1/12/29 (a)(b)	500,000	485,673
Goldman Sachs Group, Inc.:
2.625% 4/25/21	288,000	283,227
2.876% 10/31/22 (b)	525,000	514,731
2.905% 7/24/23 (b)	700,000	682,035
3.50% 11/16/26	190,000	183,035
3.75% 5/22/25 to 2/25/26	400,000	396,132
3.85% 7/8/24	255,000	256,873
Morgan Stanley:
2.50% 4/21/21	200,000	196,410
3.625% 1/20/27	200,000	196,067
4.875% 11/1/22	408,000	430,172
5.50% 7/28/21	260,000	278,884
S&P Global, Inc.:
3.30% 8/14/20	145,000	146,250
4.00% 6/15/25	162,000	165,805
State Street Corp.
3.10% 5/15/23	500,000	493,042

		5,350,320

Consumer Finance – 2.8%
Ally Financial, Inc. 4.75% 9/10/18	408,000	411,594
Capital One Financial Corp. 2.50% 5/12/20	250,000	247,045
Discover Financial Services 5.20% 4/27/22	391,000	412,899
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	295,508
5.875% 8/2/21	352,000	377,694
Hyundai Capital America 2.875% 8/9/18 (a)	250,000	250,239
Synchrony Financial 3.00% 8/15/19	255,000	255,148

		2,250,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – 4.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	$450,000	$440,273
Aon PLC 4.75% 5/15/45	161,000	169,482
Deutsche Bank AG:
2.70% 7/13/20	450,000	443,527
4.875% 12/1/32 (b)	283,000	263,846
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	300,000	294,583
General Motors Financial Co., Inc. 3.10% 1/15/19	300,000	300,730
International Lease Finance Corp. 4.625% 4/15/21	400,000	413,303
Moody’s Corp.:
2.625% 1/15/23 (a)	370,000	357,217
2.75% 12/15/21	11,000	10,841
4.50% 9/1/22	408,000	426,519
UniCredit SpA 3.75% 4/12/22 (a)	300,000	299,310

		3,419,631

Insurance – 4.4%
American International Group, Inc. 4.50% 7/16/44	300,000	297,976
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	244,210
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	59,234
Pacific LifeCorp. 5.125% 1/30/43 (a)	306,000	323,334
Prudential Financial, Inc. 3 month U.S. LIBOR + 3.031% 5.375% 5/15/45 (b)(c)	34,000	35,360
The Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	300,000	307,000
The Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	399,555
Unum Group 4.00% 3/15/24	685,000	695,353
Voya Financial, Inc.:
3.65% 6/15/26	250,000	245,306
4.70% 1/23/48 (a)(b)	410,000	391,747
4.80% 6/15/46	200,000	207,302
5.70% 7/15/43	64,000	74,882

	Principal Amount	Value
Willis North America, Inc. 3.60% 5/15/24	$320,000	$317,830

		3,599,089

TOTAL FINANCIALS		27,755,070

HEALTH CARE – 4.9%
Health Care Equipment & Supplies – 3.0%
Abbott Laboratories 4.90% 11/30/46	400,000	429,252
Becton Dickinson & Co.:
2.404% 6/5/20	280,000	275,445
2.894% 6/6/22	278,000	270,862
4.669% 6/6/47	300,000	298,946
Cardinal Health, Inc.:
4.60% 3/15/43	240,000	235,187
4.90% 9/15/45	110,000	111,833
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	450,000	430,297
3.20% 9/23/26	400,000	372,043

		2,423,865

Health Care Providers & Services – 1.3%
Anthem, Inc.:
3.30% 1/15/23	49,000	48,612
3.35% 12/1/24	400,000	389,525
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	400,000	387,499
4.75% 7/15/45	222,000	244,867

		1,070,503

Pharmaceuticals – 0.6%
Allergan Funding SCS:
3.00% 3/12/20	330,000	329,797
4.55% 3/15/35	157,000	156,657

		486,454

TOTAL HEALTH CARE		3,980,822

INDUSTRIALS – 5.7%
Aerospace & Defense – 1.6%
Lockheed Martin Corp.
4.09% 9/15/52	166,000	160,913
Northrop Grumman Corp.:
2.93% 1/15/25	830,000	796,768
4.03% 10/15/47	330,000	316,880

		1,274,561

Air Freight & Logistics – 0.7%
FedEx Corp.:
3.25% 4/1/26	300,000	292,556
4.05% 2/15/48	350,000	329,811

		622,367

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Fidelity Corporate Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Airlines – 1.4%
American Airlines Pass Through Trust:
3.70% 4/15/27	$850,000	$831,096
3.75% 4/15/27	300,000	294,570

		1,125,666

Electronic Equipment, Instruments & Components – 0.5%
Hubbell, Inc. 3.50% 2/15/28	450,000	438,928

Industrial Conglomerates – 1.1%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	410,000	405,609
Roper Technologies, Inc.:
2.05% 10/1/18	350,000	349,107
2.80% 12/15/21	59,000	57,929
3.80% 12/15/26	61,000	61,147

		873,792

Machinery – 0.4%
John Deere Capital Corp. 2.65% 6/10/26	350,000	330,476

TOTAL INDUSTRIALS		4,665,790

INFORMATION TECHNOLOGY – 3.1%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	17,000	16,661

Semiconductors & Semiconductor Equipment – 0.3%
Applied Materials, Inc.
4.35% 4/1/47	250,000	258,736

Software – 0.4%
Microsoft Corp.
4.25% 2/6/47	325,000	346,703

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.:
3.20% 5/11/27	400,000	389,805
3.75% 9/12/47	300,000	285,798
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	220,000	224,523
6.02% 6/15/26 (a)	150,000	160,472
Hewlett Packard Enterprise Co. 4.40% 10/15/22	840,000	871,043

		1,931,641

TOTAL INFORMATION TECHNOLOGY		2,553,741

MATERIALS – 1.8%
Chemicals – 1.5%
LYB International Finance BV 4.875% 3/15/44	221,000	231,594

	Principal Amount	Value
Monsanto Co. 4.20% 7/15/34	$255,000	$255,229
Potash Corp. of Saskatchewan, Inc. 4.00% 12/15/26	35,000	35,186
The Mosaic Co. 4.25% 11/15/23	650,000	668,281

		1,190,290

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	227,000
Vale Overseas Ltd. 6.875% 11/10/39	7,000	8,487

		235,487

TOTAL MATERIALS		1,425,777

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 2.1%
DDR Corp. 4.625% 7/15/22	350,000	364,267
Healthcare Trust of America Holdings LP 2.95% 7/1/22	87,000	85,344
Hudson Pacific Properties LP 3.95% 11/1/27	250,000	239,137
Kimco Realty Corp. 3.30% 2/1/25	305,000	293,722
Lexington Realty Trust 4.40% 6/15/24	255,000	251,602
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	280,000	278,915
4.50% 1/15/25	200,000	194,669

		1,707,656

Real Estate Management & Development – 1.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	68,000	68,180
Corporate Office Properties LP:
3.60% 5/15/23	200,000	197,316
3.70% 6/15/21	425,000	426,752
Mack-Cali Realty LP 4.50% 4/18/22	255,000	250,291

		942,539

TOTAL REAL ESTATE		2,650,195

TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.:
3.40% 8/14/24	350,000	347,550
4.50% 5/15/35 to 3/9/48	615,000	565,671
4.75% 5/15/46	62,000	58,742
5.45% 3/1/47	100,000	103,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
5.55% 8/15/41	$221,000	$234,917
Verizon Communications, Inc.:
4.522% 9/15/48	500,000	472,401
4.862% 8/21/46	325,000	322,236

		2,105,251

Media – 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	397,000	392,965

Wireless Telecommunication Services – 0.3%
Rogers Communications, Inc. 4.30% 2/15/48	275,000	271,714

TOTAL TELECOMMUNICATION SERVICES		2,769,930

UTILITIES – 9.7%
Electric Utilities – 6.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	436,000	419,909
DPL, Inc.:
6.75% 10/1/19	350,000	367,500
7.25% 10/15/21	306,000	333,540
Duke Energy Indiana, Inc. 4.90% 7/15/43	100,000	113,175
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	102,000	98,687
Emera US Finance LP 3.55% 6/15/26	550,000	529,489
Eversource Energy 2.90% 10/1/24	350,000	336,229
Exelon Corp.:
3.40% 4/15/26	500,000	486,555
3.497% 6/1/22	737,000	736,076
3.95% 6/15/25	30,000	30,226
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	155,413
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,136
ITC Holdings Corp. 2.70% 11/15/22 (a)	101,000	98,535
Puget Energy, Inc. 3.65% 5/15/25	528,000	525,127
The Southern Co.:
1.55% 7/1/18	500,000	498,732
1.85% 7/1/19	230,000	227,446

		5,008,775

	Principal Amount	Value
Gas Utilities – 0.2%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	$200,000	$201,279

Multi-Utilities – 3.3%
Dominion Energy, Inc.:
2.579% 7/1/20	94,000	92,875
4.104% 4/1/21 (b)	250,000	256,442
Duke Energy Corp. 2.65% 9/1/26	500,000	459,102
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.069% 11/6/20 (b)(c)	400,000	399,998
NiSource Finance Corp.:
2.65% 11/17/22	143,000	139,766
3.49% 5/15/27	200,000	196,023
3.85% 2/15/23	500,000	511,328
Public Service Enterprise Group, Inc. 2.65% 11/15/22	111,000	107,930
Sempra Energy 3.80% 2/1/38	320,000	303,166
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	220,000	212,119

		2,678,749

TOTAL UTILITIES		7,888,803

TOTAL NONCONVERTIBLE BONDS (Cost $77,788,714)		76,482,277

U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds:
2.50%, 2/15/46	761,000	671,434
3.00%, 11/15/45	65,000	63,467
U.S. Treasury Notes
2.25% 11/15/25	283,000	271,547

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,014,751)		1,006,448

Municipal Securities – 1.1%
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	425,000	435,289
State of California 7.550% 4/1/39	300,000	451,695

TOTAL MUNICIPAL SECURITIES (Cost $897,688)		886,984

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Fidelity Corporate Bond ETF

Investments (Unaudited) – continued

Foreign Government and Government Agency Obligations – 0.4%
	Principal Amount	Value
Mexico Government International Bond 4.600% 2/10/48 (Cost $321,446)	$325,000	$305,012

Money Market Funds – 3.1%
	Shares
Fidelity Cash Central Fund, 1.41% (d) (Cost $2,494,016)	2,493,548	2,494,047

TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $82,516,615)		81,174,768

NET OTHER ASSETS (LIABILITIES) – 0.2%		176,372

NET ASSETS – 100.0%		$81,351,140

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,260,039 or 11.4% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$76,482,277	$—	$76,482,277	$—
U.S. Treasury Obligations	1,006,448	—	1,006,448	—
Municipal Securities	886,984	—	886,984	—
Foreign Government and Government Agency Obligations	305,012	—	305,012	—
Money Market Funds	2,494,047	2,494,047	—	—

Total Investments in Securities:	$81,174,768	$2,494,047	$78,680,721	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	79.1%
Canada	5.6%
United Kingdom	3.2%
Netherlands	2.0%
Ireland	1.9%
Mexico	1.8%
Switzerland	1.3%
Italy	1.3%
France	1.3%
Others (Individually Less Than 1%)	2.3%

99.8%

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Fidelity Limited Term Bond ETF

Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 57.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 4.5%
Automobiles – 1.4%
BMW US Capital LLC:
2.15% 4/6/20 (a)	$294,000	$290,362
2.70% 4/6/22 (a)	237,000	232,874
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	200,000	199,813
2.25% 3/2/20 (a)	500,000	493,851
2.30% 2/12/21 (a)	200,000	195,808
2.45% 5/18/20 (a)	500,000	494,544
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	197,166
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	249,373

		2,353,791

Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp. 2.75% 12/9/20	1,170,000	1,168,455

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc. 2.80% 8/22/24 (a)	184,000	178,155

Media – 2.3%
21st Century Fox America, Inc. 4.50% 2/15/21	553,000	576,718
CBS Corp. 2.30% 8/15/19	1,282,000	1,275,594
Comcast Corp.:
1.625% 1/15/22	227,000	215,296
5.15% 3/1/20	550,000	576,170
The Walt Disney Co. 1.85% 5/30/19	115,000	114,281
Time Warner Cable LLC 6.75% 7/1/18	191,000	193,552
Time Warner, Inc. 2.10% 6/1/19	1,114,000	1,107,527

		4,059,138

TOTAL CONSUMER DISCRETIONARY		7,759,539

CONSUMER STAPLES – 2.8%
Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	514,000	511,689
2.65% 2/1/21	68,000	67,369
PepsiCo, Inc. 1.70% 10/6/21	135,000	129,518

		708,576

Food & Staples Retailing – 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	450,000	446,219

	Principal Amount	Value
CVS Health Corp.:
2.25% 12/5/18 to 8/12/19	$271,000	$269,454
2.80% 7/20/20	144,000	142,987
The Kroger Co. 2.30% 1/15/19	155,000	154,621

		1,013,281

Food Products – 0.3%
The JM Smucker Co. 2.50% 3/15/20	136,000	135,153
Tyson Foods, Inc. 2.65% 8/15/19	314,000	313,133

		448,286

Tobacco – 1.5%
BAT International Finance PLC:
1.85% 6/15/18 (a)	273,000	272,316
2.75% 6/15/20 (a)	1,003,000	995,721
Imperial Brands Finance PLC 2.05% 7/20/18 (a)	500,000	499,067
Philip Morris International, Inc. 1.875% 1/15/19 to 2/25/21	554,000	545,695
Reynolds American, Inc. 3.25% 6/12/20	317,000	317,944

		2,630,743

TOTAL CONSUMER STAPLES		4,800,886

CONSUMER, NON-CYCLICAL – 0.5%
Health Care Providers & Services – 0.1%
Humana, Inc. 2.50% 12/15/20	140,000	138,134

Pharmaceuticals – 0.4%
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	211,779
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	406,000	396,155
2.20% 7/21/21	166,000	153,832

		761,766

TOTAL CONSUMER, NON-CYCLICAL		899,900

ENERGY – 5.7%
Energy Equipment & Services – 0.6%
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	1,059,000	1,057,427

Oil, Gas & Consumable Fuels – 5.1%
Canadian Natural Resources Ltd. 3.45% 11/15/21	171,000	172,599
Cenovus Energy, Inc. 3.00% 8/15/22	56,000	54,295
Chevron Corp. 1.961% 3/3/20	417,000	411,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	$105,000	$104,913
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	59,995
3.30% 6/1/20	41,000	41,154
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,876
Enterprise Products Operating LLC:
1.65% 5/7/18	92,000	91,919
2.80% 2/15/21	81,000	80,451
2.85% 4/15/21	950,000	943,207
EQT Corp. 2.50% 10/1/20	93,000	91,602
Exxon Mobil Corp. 2.222% 3/1/21	496,000	487,526
Kinder Morgan, Inc. 3.05% 12/1/19	1,111,000	1,111,733
Marathon Petroleum Corp. 2.70% 12/14/18	133,000	133,360
MPLX LP 3.375% 3/15/23	130,000	129,027
Petroleos Mexicanos 6.375% 2/4/21	300,000	320,550
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	176,000	173,842
Shell International Finance BV:
2.125% 5/11/20	621,000	613,321
2.25% 11/10/20	66,000	65,061
Total Capital International S.A.:
2.125% 1/10/19	978,000	975,227
2.75% 6/19/21	221,000	220,046
TransCanada PipeLines Ltd.:
2.125% 11/15/19	220,000	217,792
2.50% 8/1/22	197,000	191,617
3.125% 1/15/19	625,000	626,922
Western Gas Partners LP 5.375% 6/1/21	200,000	209,343
Williams Partners LP 3.60% 3/15/22	1,200,000	1,203,600

		8,741,418

TOTAL ENERGY		9,798,845

FINANCIALS – 27.3%
Banks – 14.3%
Bank of America Corp.:
2.625% 10/19/20 to 4/19/21	1,322,000	1,303,410

	Principal Amount	Value
2.65% 4/1/19	$1,577,000	$1,577,786
Barclays PLC:
2.75% 11/8/19	554,000	550,682
3.25% 1/12/21	1,203,000	1,194,550
BNP Paribas S.A. 2.375% 5/21/20	500,000	493,963
CIT Group, Inc. 3.875% 2/19/19	94,000	94,470
Citigroup, Inc.:
2.15% 7/30/18	66,000	65,943
2.50% 7/29/19	1,596,000	1,590,083
2.65% 10/26/20	52,000	51,477
2.70% 10/27/22	1,200,000	1,164,548
Citizens Bank N.A.:
2.30% 12/3/18	250,000	249,493
2.55% 5/13/21	1,500,000	1,470,332
Credit Suisse AG 2.30% 5/28/19	1,000,000	994,729
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	1,500,000	1,504,088
Discover Bank:
2.60% 11/13/18	516,000	516,360
3.20% 8/9/21	800,000	795,123
3.35% 2/6/23	250,000	248,236
Fifth Third Bancorp 2.875% 7/27/20	99,000	98,804
First Horizon National Corp. 3.50% 12/15/20	103,000	103,984
ING Groep N.V. 3.15% 3/29/22	250,000	247,779
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	225,000	220,421
JPMorgan Chase & Co.:
2.20% 10/22/19	264,000	261,688
2.25% 1/23/20	162,000	160,479
2.55% 10/29/20 to 3/1/21	1,646,000	1,625,446
2.75% 6/23/20	624,000	622,175
KeyCorp 2.90% 9/15/20	1,034,000	1,031,434
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,510,000	1,506,181
Mizuho Bank Ltd. 2.40% 3/26/20 (a)	350,000	346,469
Regions Financial Corp.:
2.75% 8/14/22	160,000	155,983
3.20% 2/8/21	1,500,000	1,505,073
Royal Bank of Canada 2.35% 10/30/20	757,000	747,448
Santander Holdings USA, Inc. 3.40% 1/18/23 (a)	200,000	195,592

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity Limited Term Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
SunTrust Banks, Inc.:
2.50% 5/1/19	$316,000	$315,415
2.90% 3/3/21	247,000	245,865
Synovus Financial Corp. 3.125% 11/1/22	271,000	264,745
The Bank of Nova Scotia 2.35% 10/21/20	144,000	142,145
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	449,000	443,262
The Huntington National Bank 2.50% 8/7/22	250,000	240,543
Wells Fargo & Co. 2.60% 7/22/20	104,000	103,226

		24,449,430

Capital Markets – 3.5%
Goldman Sachs Group, Inc.:
2.625% 1/31/19 to 4/25/21	1,112,000	1,110,387
3.20% 2/23/23	1,200,000	1,181,577
Morgan Stanley:
2.375% 7/23/19	1,403,000	1,396,410
2.50% 4/21/21	151,000	148,290
2.625% 11/17/21	1,277,000	1,250,358
2.65% 1/27/20	464,000	462,064
4.875% 11/1/22	45,000	47,445
UBS AG 2.375% 8/14/19	400,000	397,577

		5,994,108

Consumer Finance – 2.7%
American Express Credit Corp. 2.25% 5/5/21	1,108,000	1,081,390
American Honda Finance Corp.:
1.70% 9/9/21	1,000,000	958,155
2.15% 3/13/20	131,000	129,363
Capital One Financial Corp. 3.20% 1/30/23	250,000	244,934
Caterpillar Financial Services Corp.:
1.80% 11/13/18	96,000	95,672
2.25% 12/1/19	193,000	191,771
Ford Motor Credit Co. LLC 3.157% 8/4/20	1,045,000	1,040,966
Hyundai Capital America:
2.00% 7/1/19 (a)	135,000	133,142
2.60% 3/19/20 (a)	88,000	86,845
Moody’s Corp. 2.75% 7/15/19	196,000	195,971
Synchrony Financial:
2.60% 1/15/19	109,000	108,820
3.00% 8/15/19	124,000	124,072

	Principal Amount	Value
Toyota Motor Credit Corp. 2.60% 1/11/22	$239,000	$235,552

		4,626,653

Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	300,000	293,515
Aon PLC 2.80% 3/15/21	114,000	112,939
BP Capital Markets PLC:
1.375% 5/10/18	57,000	56,930
1.676% 5/3/19	46,000	45,575
2.237% 5/10/19	56,000	55,779
2.521% 1/15/20	977,000	972,969
Deutsche Bank AG:
2.50% 2/13/19	445,000	443,155
2.85% 5/10/19	166,000	165,740
3.15% 1/22/21	125,000	123,856
3.30% 11/16/22	1,250,000	1,218,889
General Motors Financial Co., Inc.:
3.20% 7/13/20	1,290,000	1,289,968
3.25% 1/5/23	1,000,000	979,099
4.20% 3/1/21	136,000	139,187
Intercontinental Exchange, Inc. 2.75% 12/1/20	232,000	230,871
International Lease Finance Corp. 5.875% 8/15/22	200,000	218,141
Moody’s Corp.:
2.625% 1/15/23 (a)	1,250,000	1,206,815
2.75% 12/15/21	43,000	42,379
UBS AG 2.45% 12/1/20 (a)	200,000	196,913
Washington Prime Group LP 3.85% 4/1/20	115,000	113,762

		7,906,482

Insurance – 2.2%
Aflac, Inc. 2.40% 3/16/20	191,000	189,531
American International Group, Inc.:
2.30% 7/16/19	128,000	127,108
3.30% 3/1/21	441,000	442,016
4.875% 6/1/22	130,000	137,730
Aon Corp. 5.00% 9/30/20	95,000	99,576
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	575,000	606,100
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	115,000	113,119
4.80% 7/15/21	457,000	480,628
New York Life Global Funding 1.55% 11/2/18 (a)	141,000	140,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Nuveen Finance LLC 2.95% 11/1/19 (a)	$141,000	$141,066
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	75,064
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	914,000	962,530
Unum Group 5.625% 9/15/20	116,000	123,189

		3,637,987

TOTAL FINANCIALS		46,614,660

HEALTH CARE – 4.6%
Biotechnology – 0.8%
Amgen, Inc.:
2.125% 5/1/20	115,000	113,184
2.20% 5/22/19	1,298,000	1,291,723

		1,404,907

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories:
2.35% 11/22/19	277,000	275,552
2.90% 11/30/21	277,000	274,664
Becton Dickinson & Co.:
2.675% 12/15/19	102,000	101,601
3 month U.S. LIBOR + 0.875% 2.881% 12/29/20 (b)(c)(d)	250,000	250,290
2.894% 6/6/22	500,000	487,161
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,144,000	1,104,818

		2,494,086

Health Care Providers & Services – 0.4%
Anthem, Inc. 2.95% 12/1/22	143,000	139,961
Cardinal Health, Inc. 1.95% 6/15/18	125,000	124,887
Express Scripts Holding Co.:
2.60% 11/30/20	48,000	47,375
4.75% 11/15/21	84,000	87,982
UnitedHealth Group, Inc.:
1.90% 7/16/18	107,000	106,887
2.125% 3/15/21	103,000	100,736
2.70% 7/15/20	124,000	123,867

		731,695

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc. 2.40% 2/1/19	97,000	96,840

	Principal Amount	Value
Pharmaceuticals – 1.8%
AbbVie, Inc.:
1.80% 5/14/18	$112,000	$111,895
2.50% 5/14/20	286,000	283,465
Allergan Funding SCS:
3.00% 3/12/20	415,000	414,745
3.45% 3/15/22	700,000	696,819
Mylan N.V.:
2.50% 6/7/19	208,000	206,749
3.15% 6/15/21	1,361,000	1,348,774
Zoetis, Inc. 3.45% 11/13/20	29,000	29,323

		3,091,770

TOTAL HEALTH CARE		7,819,298

INDUSTRIALS – 1.9%
Aerospace & Defense – 0.7%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	405,000	403,168
Lockheed Martin Corp. 2.50% 11/23/20	315,000	312,050
Rockwell Collins, Inc. 1.95% 7/15/19	90,000	89,098
The Boeing Co. 1.65% 10/30/20	358,000	349,812

		1,154,128

Airlines – 0.1%
Delta Air Lines, Inc. 2.875% 3/13/20	245,000	244,408

Industrial Conglomerates – 0.7%
General Electric Co. 2.20% 1/9/20	490,000	483,450
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	162,000	161,342
Roper Technologies, Inc.:
2.05% 10/1/18	133,000	132,661
2.80% 12/15/21	185,000	181,641
3.00% 12/15/20	148,000	148,277

		1,107,371

Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.50% 3/1/21	122,000	119,815
2.625% 9/4/18 to 7/1/22	293,000	284,568
3.375% 6/1/21	240,000	241,599
4.75% 3/1/20	109,000	112,774

		758,756

TOTAL INDUSTRIALS		3,264,663

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Limited Term Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – 2.5%
Communications Equipment – 0.1%
Cisco Systems, Inc.:
1.40% 9/20/19	$135,000	$132,770
1.85% 9/20/21	135,000	130,286

		263,056

Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp.:
2.20% 4/1/20	294,000	290,681
3.20% 4/1/24	37,000	36,261
Tyco Electronics Group S.A. 2.35% 8/1/19	183,000	182,015

		508,957

IT Services – 0.1%
The Western Union Co. 3.65% 8/22/18	98,000	98,606
Xerox Corp. 2.75% 3/15/19	63,000	62,866

		161,472

Software – 0.6%
Oracle Corp. 1.90% 9/15/21	1,144,000	1,105,625

Technology Hardware, Storage & Peripherals – 1.4%
Dell International LLC / EMC Corp.:
3.48% 6/1/19 (a)	1,026,000	1,031,926
4.42% 6/15/21 (a)	1,141,000	1,164,456
Hewlett Packard Enterprise Co. 2.85% 10/5/18	118,000	118,227

		2,314,609

TOTAL INFORMATION TECHNOLOGY		4,353,719

MATERIALS – 0.8%
Chemicals – 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (c)	119,000	119,106
The Mosaic Co. 3.25% 11/15/22	1,250,000	1,226,248

TOTAL MATERIALS		1,345,354

REAL ESTATE – 0.9%
Equity Real Estate Investment Trusts (REITs) – 0.6%
Boston Properties LP 3.20% 1/15/25	100,000	96,979
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	59,464
DDR Corp. 4.625% 7/15/22	200,000	208,153
Digital Realty Trust LP 3.40% 10/1/20	156,000	157,738

	Principal Amount	Value
Federal Realty Investment Trust 2.55% 1/15/21	$113,000	$111,700
Healthcare Trust of America Holdings LP 2.95% 7/1/22	155,000	152,050
Omega Healthcare Investors, Inc. 4.375% 8/1/23	105,000	104,593
Simon Property Group LP 2.75% 6/1/23	180,000	175,324

		1,066,001

Real Estate Management & Development – 0.3%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,377
Brandywine Operating Partnership LP 3.95% 2/15/23	10,000	10,026
ERP Operating LP 2.375% 7/1/19	194,000	193,283
Ventas Realty LP 3.125% 6/15/23	34,000	33,310
Ventas Realty LP / Ventas Capital Corp. 2.70% 4/1/20	193,000	192,116

		465,112

TOTAL REAL ESTATE		1,531,113

TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.:
2.375% 11/27/18	144,000	144,019
2.45% 6/30/20	1,415,000	1,399,915
2.80% 2/17/21	124,000	123,063
British Telecommunications PLC 2.35% 2/14/19	200,000	199,461
Verizon Communications, Inc.:
2.625% 2/21/20	495,000	493,989
2.946% 3/15/22	99,000	97,663

		2,458,110

Media – 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579% 7/23/20	1,709,000	1,721,552
Discovery Communications LLC 2.95% 3/20/23	250,000	241,681

		1,963,233

TOTAL TELECOMMUNICATION SERVICES		4,421,343

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – 3.5%
Electric Utilities – 1.5%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21 (a)	$211,000	$208,168
2.80% 1/15/23 (a)	231,000	226,105
Duke Energy Corp. 1.80% 9/1/21	934,000	893,419
Emera US Finance LP:
2.15% 6/15/19	31,000	30,703
2.70% 6/15/21	31,000	30,415
Eversource Energy 2.50% 3/15/21	138,000	135,968
Exelon Corp.:
2.85% 6/15/20	207,000	206,132
3.497% 6/1/22	95,000	94,881
ITC Holdings Corp. 2.70% 11/15/22 (a)	132,000	128,778
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	51,000	50,727
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 2.308% 4/10/18 (b)(d)	102,000	102,034
The Southern Co.:
1.85% 7/1/19	135,000	133,501
2.35% 7/1/21	227,000	220,573
Xcel Energy, Inc. 2.40% 3/15/21	66,000	64,902

		2,526,306

Independent Power and Renewable Electricity Producers – 0.0%
Southern Power Co. 2.375% 6/1/20	27,000	26,696

Multi-Utilities – 2.0%
American Electric Power Co., Inc. 2.15% 11/13/20	132,000	129,514
CenterPoint Energy, Inc. 2.50% 9/1/22	46,000	44,426
Consolidated Edison, Inc. 2.00% 5/15/21	457,000	443,397
Dominion Energy, Inc.:
1.90% 6/15/18	501,000	500,464
2.00% 8/15/21	47,000	45,148
2.50% 12/1/19	138,000	136,864
NiSource Finance Corp. 2.65% 11/17/22	186,000	181,793
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	94,000	89,767
2.65% 11/15/22	141,000	137,100
Sempra Energy:
1.625% 10/7/19	115,000	112,901
2.40% 3/15/20	973,000	963,140

	Principal Amount	Value
2.85% 11/15/20	$120,000	$120,118
2.90% 2/1/23	40,000	39,289
Virginia Electric & Power Co. 2.75% 3/15/23	250,000	244,496
WEC Energy Group, Inc. 2.45% 6/15/20	153,000	152,034

		3,340,451

TOTAL UTILITIES		5,893,453

TOTAL NONCONVERTIBLE BONDS (Cost $99,704,348)		98,502,773

U.S. Treasury Obligations – 36.8%

U.S. Treasury Notes:
1.375%, 1/31/21	15,000,000	14,556,445
1.75%, 6/30/22	6,000,000	5,789,766
1.875%, 9/30/22	4,500,000	4,353,574
2.125%, 11/30/24	821,000	787,294
2.25% 2/29/20 to 12/31/24	27,609,000	27,566,179
2.375%, 1/31/23	10,000,000	9,873,828

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,267,252)		62,927,086

Collateralized Mortgage Obligations – 2.9%

PRIVATE SPONSOR – 2.4%
BENCHMARK Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	220,403
CGDB Commercial Mortgage Trust Series 2017-BIO, Class A 1 month U.S. LIBOR + 0.750% 2.338% 5/15/30 (a)(b)(d)	160,000	160,253
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	368,986	366,015
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	420,807	422,066
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	41,098
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	115,005
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	270,732

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity Limited Term Bond ETF

Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	$500,000	$511,764
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033% 9/15/47 (a)(d)	1,067,000	1,108,411
SCG Trust Series 2013-SRP1, Class A 1 month U.S. LIBOR + 1.650% 3.238% 11/15/26 (a)(b)(d)	231,000	231,000
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	518,793	516,710
Wells Fargo Commercial Mortgage Trust 2016-C37, Class A1 1.944% 12/15/49	122,824	121,089

TOTAL PRIVATE SPONSOR		4,084,546

U.S. GOVERNMENT AGENCY – 0.5%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	117,496	114,382
Fannie Mae REMICS Series 2018-3, Class LP 3.00% 2/25/47	695,623	686,430

TOTAL U.S. GOVERNMENT AGENCY		800,812

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,030,394)		4,885,358

Asset-Backed Securities – 1.5%

Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	90,000	89,930
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	2,775	2,774
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	67,790	67,702
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% 6/15/22	169,000	165,968
Enterprise Fleet Financing LLC Series 2015-2, Class A3 2.09% 2/22/21 (a)	1,000,000	997,127
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.76% 2/15/21	121,000	120,258

	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2016-3, Class A1 1.55% 7/15/21	$235,000	$231,811
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	201,787
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	248,170
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3 1.26% 2/16/21	256,000	253,677
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	210,000	207,950

TOTAL ASSET-BACKED SECURITIES (Cost $2,611,139)		2,587,154

Municipal Securities – 0.4%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	170,000	174,116
New York State Urban Development Corp.:
2.55% 3/15/22	285,000	280,565
2.70% 3/15/23	235,000	231,698

TOTAL MUNICIPAL SECURITIES (Cost $694,145)		686,379

Money Market Funds – 0.3%
	Shares

Fidelity Cash Central Fund, 1.41% (e) (Cost $442,178)	442,098	442,186

TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $171,749,456)		170,030,936

NET OTHER ASSETS (LIABILITIES) – 0.5%		909,665

NET ASSETS – 100.0%		$170,940,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,085,872 or 9.4% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$98,502,773	$—	$98,502,773	$—
U.S. Treasury Obligations	62,927,086	—	62,927,086	—
Collateralized Mortgage Obligations	4,885,358	—	4,885,358	—
Asset-Backed Securities	2,587,154	—	2,587,154	—
Municipal Securities	686,379	—	686,379	—
Money Market Funds	442,186	442,186	—	—

Total Investments in Securities:	$170,030,936	$442,186	$169,588,750	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	85.8%
United Kingdom	2.9%
Netherlands	1.9%
Canada	1.5%
Japan	1.4%
Germany	1.1%
France	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	2.9%

99.5%

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity Total Bond ETF

Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations – 42.9%
	Principal Amount	Value
U.S. Treasury Bonds:
2.25%, 2/15/27	$2,233,000	$2,121,350
2.75%, 11/15/47	1,443,000	1,336,917
3.00% 11/15/45 to 5/15/47	15,388,200	15,006,666
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	2,919,034	2,827,624
0.75%, 2/15/45	492,366	465,602
0.875%, 2/15/47	3,096,317	3,010,239
1.00%, 2/15/46	1,161,662	1,167,003
1.375%, 2/15/44	2,686,389	2,934,705
U.S. Treasury Inflation Indexed Notes:
0.125%, 7/15/26	5,698,602	5,442,851
0.375% 7/15/25 to 7/15/27	8,037,135	7,817,198
0.625%, 1/15/26	4,390,723	4,367,185
U.S. Treasury Notes:
0.75% 7/31/18 to 9/30/18	14,545,100	14,457,303
1.125%, 8/31/21	3,225,100	3,074,931
1.25% 3/31/21 to 10/31/21	6,352,200	6,092,460
1.75% 12/31/20 to 6/30/22	9,940,200	9,696,656
1.875% 3/31/22 to 7/31/22	32,182,900	31,261,603
2.00%, 12/31/21	23,681,100	23,200,078
2.125% 12/31/22 to 11/30/24	19,376,600	18,736,082
2.25% 12/31/24 to 11/15/27	6,098,200	5,875,503

TOTAL U.S. TREASURY OBLIGATIONS (Cost $163,281,625)		158,891,956

Nonconvertible Bonds – 30.9%

CONSUMER DISCRETIONARY – 2.1%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	10,000	10,051

Diversified Consumer Services – 0.2%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	224,125
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,907
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	413,220

		651,252

Hotels, Restaurants & Leisure – 0.2%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	70,000	66,850
Golden Nugget, Inc.
6.75% 10/15/24 (a)	8,000	8,200
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	75,000	75,281

	Principal Amount	Value
McDonald’s Corp. 2.75% 12/9/20	$24,000	$23,968
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	70,000	69,475
Scientific Games International, Inc.:
5.00% 10/15/25 (a)	45,000	44,494
10.00% 12/1/22	322,000	349,370
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	76,031

		713,669

Internet & Direct Marketing Retail – 0.0%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	209,250

Media – 1.7%
Altice US Finance I Corp.:
5.375% 7/15/23 (a)	200,000	203,250
5.50% 5/15/26 (a)	200,000	198,000
AMC Entertainment Holdings, Inc. 5.75% 6/15/25	80,000	77,800
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.125% 5/1/27 (a)	200,000	192,250
5.375% 5/1/25 (a)	322,000	323,208
5.875% 5/1/27 (a)	322,000	327,233
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	341,946
6.484% 10/23/45	77,000	86,741
CSC Holdings LLC:
5.50% 4/15/27 (a)	100,000	98,500
6.625% 10/15/25 (a)	400,000	420,000
MDC Partners, Inc.
6.50% 5/1/24 (a)	414,000	412,965
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50 Cash or 9.25 Pay-in-kind 8.50% 8/1/19 (a)(b)	449,000	446,755
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	200,000	199,500
5.375% 4/15/25 to 7/15/26 (a)	385,000	390,863
Time Warner Cable LLC:
4.00% 9/1/21	1,413,000	1,426,629
5.50% 9/1/41	16,000	16,242
6.55% 5/1/37	26,000	29,571
6.75% 6/15/39	220,000	252,438
7.30% 7/1/38	211,000	253,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Media – continued
Time Warner, Inc. 3.60% 7/15/25	$473,000	$459,542

		6,156,459

TOTAL CONSUMER DISCRETIONARY		7,740,681

CONSUMER STAPLES – 1.4%
Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,197,000	1,185,889
3.30% 2/1/23	491,000	488,907
4.90% 2/1/46	304,000	324,122
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,172
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	54,786

		2,063,876

Food & Staples Retailing – 0.1%
CVS Health Corp. 4.00% 12/5/23	200,000	202,776
FAGE International SA / FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	15,000	14,091
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,051

		250,918

Food Products – 0.2%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	473,000	451,715
JBS USA LUX S.A. / JBS USA Finance, Inc. 6.75% 2/15/28 (a)	75,000	74,265
Lamb Weston Holdings, Inc. 4.875% 11/1/26 (a)	105,000	105,000
Post Holdings, Inc.:
5.00% 8/15/26 (a)	100,000	95,000
5.50% 3/1/25 (a)	100,000	100,625
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	46,688

		873,293

Hotels, Restaurants & Leisure – 0.0%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	160,000	156,400

Household Products – 0.1%
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	220,000	220,000

	Principal Amount	Value
Tobacco – 0.5%
Altria Group, Inc. 2.625% 1/14/20	$100,000	$99,699
Imperial Brands Finance PLC 3.75% 7/21/22 (a)	400,000	404,999
Reynolds American, Inc.:
2.30% 6/12/18	48,000	47,984
3.25% 6/12/20	21,000	21,063
4.00% 6/12/22	73,000	74,524
4.45% 6/12/25	53,000	54,563
4.85% 9/15/23	220,000	235,165
5.70% 8/15/35	28,000	31,889
5.85% 8/15/45	180,000	208,482
Vector Group Ltd. 6.125% 2/1/25 (a)	526,000	537,177

		1,715,545

TOTAL CONSUMER STAPLES		5,280,032

CONSUMER, NON-CYCLICAL – 0.4%
Health Care Providers & Services – 0.0%
Ortho-Clinical Diagnostics Inc. / Ortho-Clinical Diagnostics S.A. 6.625% 5/15/22 (a)	115,000	114,137

Oil, Gas & Consumable Fuels – 0.1%
MPLX LP 4.875% 12/1/24	119,000	125,197

Pharmaceuticals – 0.3%
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	84,150
Perrigo Finance Unlimited Co. 3.90% 12/15/24	200,000	199,392
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	126,031
2.80% 7/21/23	459,000	401,759
3.15% 10/1/26	309,000	252,017

		1,063,349

TOTAL CONSUMER, NON-CYCLICAL		1,302,683

ENERGY – 5.8%
Energy Equipment & Services – 0.2%
DCP Midstream Operating LP 8.125% 8/16/30	215,000	262,568
Ensco PLC 4.50% 10/1/24	140,000	114,100
Halliburton Co.:
3.80% 11/15/25	63,000	62,966
4.85% 11/15/35	55,000	58,906
Nabors Industries, Inc. 5.50% 1/15/23	75,000	74,437

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
Noble Holding International Ltd. 7.75% 1/15/24	$113,000	$103,254
Precision Drilling Corp. 7.75% 12/15/23	85,000	89,675

		765,906

Oil, Gas & Consumable Fuels – 5.3%
Anadarko Finance Co. 7.50% 5/1/31	238,000	301,036
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	49,042
5.55% 3/15/26	766,000	836,559
6.45% 9/15/36	38,000	45,267
6.60% 3/15/46	130,000	162,070
Antero Resources Corp. 5.125% 12/1/22	220,000	221,925
Canadian Natural Resources Ltd. 5.85% 2/1/35	90,000	101,959
Cenovus Energy, Inc. 4.25% 4/15/27	266,000	259,948
Chesapeake Energy Corp. 8.00% 12/15/22 to 1/15/25 (a)	402,000	420,765
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	323,000	323,404
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	19,998
3.30% 6/1/20	99,000	99,372
4.50% 6/1/25	30,000	30,783
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.75% 4/1/25	80,000	81,000
6.25% 4/1/23	105,000	108,150
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	71,663
Denbury Resources, Inc. 4.625% 7/15/23	85,000	62,900
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	204,944
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	70,956
Enbridge, Inc.:
4.25% 12/1/26	66,000	66,433
5.50% 12/1/46	77,000	86,678
Encana Corp.:
6.625% 8/15/37	185,000	228,903
7.375% 11/1/31	283,000	353,196
8.125% 9/15/30	260,000	338,777

	Principal Amount	Value
Enterprise Products Operating LLC 3.70% 2/15/26	$90,000	$89,839
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00% 11/29/24 (a)	110,000	113,300
Hess Corp. 7.875% 10/1/29	113,000	140,530
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	45,000	45,000
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	200,000	201,000
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	40,000	39,109
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	45,000	42,750
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	60,244
5.00% 10/1/21	69,000	72,557
5.50% 3/1/44	280,000	288,967
6.55% 9/15/40	13,000	14,994
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	77,215
5.05% 2/15/46	34,000	33,334
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	208,000
Petrobras Global Finance BV:
5.625% 5/20/43	102,000	87,210
5.75% 2/1/29	770,000	741,125
6.25% 3/17/24	220,000	229,350
6.75% 1/27/41	50,000	48,300
7.25% 3/17/44	1,068,000	1,084,020
7.375% 1/17/27	651,000	705,684
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	1,272,000	1,310,160
Petroleos Mexicanos:
4.50% 1/23/26	200,000	193,500
4.625% 9/21/23	1,392,000	1,399,099
5.50% 1/21/21	460,000	481,390
5.625% 1/23/46	1,433,000	1,283,108
6.35% 2/12/48 (a)	250,000	243,725
6.375% 1/23/45	650,000	630,500
6.50% 3/13/27 to 3/13/27 (a)	594,000	634,909
6.75% 9/21/47	835,000	849,086
6.75% 9/21/47 (a)	35,000	35,590
Phillips 66 4.30% 4/1/22	651,000	675,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Phillips 66 Partners LP 2.646% 2/15/20	$5,000	$4,969
Range Resources Corp. 5.00% 8/15/22	200,000	197,000
Southwestern Energy Co.:
4.10% 3/15/22	200,000	187,500
7.50% 4/1/26	30,000	30,300
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23 (a)	65,000	64,513
5.50% 2/15/26 (a)	60,000	60,000
5.875% 3/15/28 (a)	60,000	60,225
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	204,000
Western Gas Partners LP:
4.50% 3/1/28 (c)	300,000	301,888
4.65% 7/1/26	35,000	35,548
5.375% 6/1/21	774,000	810,157
Williams Partners LP:
3.60% 3/15/22	103,000	103,309
3.90% 1/15/25	507,000	503,288
4.00% 11/15/21 to 9/15/25	226,000	226,357
4.50% 11/15/23	51,000	52,747

		19,447,095

Pipeline – 0.3%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	145,000	162,255
Cheniere Energy Partners LP 5.25% 10/1/25 (a)	175,000	176,750
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22	200,000	198,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75% 4/15/25	120,000	120,000
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	455,000	444,853
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.125% 2/1/25	105,000	104,606
5.375% 2/1/27	105,000	105,000

		1,311,464

TOTAL ENERGY		21,524,465

FINANCIALS – 9.5%
Banks – 4.1%
Bank of America Corp.:
2.25% 4/21/20	213,000	210,426
2.60% 1/15/19	15,000	15,004

	Principal Amount	Value
2.65% 4/1/19	$22,000	$22,011
3.004% 12/20/23 (a)(b)	805,000	787,657
3.419% 12/20/28 (a)(b)	237,000	226,915
3.50% 4/19/26	227,000	223,557
3.95% 4/21/25	229,000	228,651
4.20% 8/26/24	160,000	163,199
4.25% 10/22/26	1,225,000	1,236,799
6.10% 12/29/49 (b)	204,000	216,240
Bank of America N.A. 1.65% 3/26/18	250,000	249,928
Barclays Bank PLC 7.625% 11/21/22	200,000	222,625
Barclays PLC:
2.00% 3/16/18	200,000	200,000
2.75% 11/8/19	400,000	397,604
4.375% 1/12/26	200,000	200,211
Citigroup, Inc.:
2.40% 2/18/20	672,000	665,595
3 month U.S. LIBOR + 0.950% 2.876% 7/24/23 (b)(d)	250,000	244,005
3.142% 1/24/23 (b)	267,000	265,057
3.875% 3/26/25	278,000	276,086
4.00% 8/5/24	115,000	116,301
5.50% 9/13/25	734,000	802,866
Citizens Bank N.A. 2.50% 3/14/19	250,000	249,629
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	248,130
3.75% 3/26/25	250,000	246,795
3.80% 6/9/23	906,000	911,643
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	415,000	423,724
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	74,781
2.95% 10/1/26	2,424,000	2,278,128
3.875% 9/10/24	190,000	191,289
4.125% 12/15/26	415,000	419,537
Regions Financial Corp. 3.20% 2/8/21	81,000	81,274
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,013,281
6.00% 12/19/23	512,000	546,653
6.125% 12/15/22	1,446,000	1,542,118

		15,197,719

Capital Markets – 1.8%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	79,368
4.25% 2/15/24	138,000	142,180

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	$250,000	$242,837
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	100,000	98,044
3.20% 2/23/23	1,540,000	1,516,357
3 month U.S. LIBOR + 1.510% 3.691% 6/5/28 (b)(d)	1,084,000	1,054,805
3.75% 5/22/25	200,000	199,231
Lazard Group LLC 4.25% 11/14/20	249,000	256,880
Morgan Stanley:
3.125% 7/27/26	2,578,000	2,445,235
3.70% 10/23/24	86,000	85,954
4.875% 11/1/22	473,000	498,704
UBS AG
1.80% 3/26/18	250,000	249,962

		6,869,557

Consumer Finance – 1.2%
Ally Financial, Inc.:
4.125% 2/13/22	130,000	130,325
5.75% 11/20/25	200,000	208,500
8.00% 11/1/31 to 11/1/31	404,000	500,450
Capital One Financial Corp. 3.80% 1/31/28	258,000	250,481
Discover Financial Services:
3.75% 3/4/25	572,000	561,712
3.85% 11/21/22	1,084,000	1,091,247
4.10% 2/9/27	253,000	250,235
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	804,747
Hyundai Capital America 2.00% 3/19/18 (a)	96,000	95,991
Navient Corp. 8.00% 3/25/20	200,000	214,250
Quicken Loans, Inc. 5.25% 1/15/28 (a)	85,000	82,025
Synchrony Financial 3.00% 8/15/19	342,000	342,198

		4,532,161

Diversified Financial Services – 1.3%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(b)	100,000	108,500
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	267,954
4.625% 7/1/22	150,000	155,647
Deutsche Bank AG:
3.15% 1/22/21	372,000	368,597
3.30% 11/16/22	247,000	240,852

	Principal Amount	Value
4.50% 4/1/25	$1,000,000	$979,670
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,115
3.25% 5/15/18	15,000	15,022
3.50% 7/10/19	1,679,000	1,688,939
4.00% 1/15/25	50,000	49,567
4.20% 3/1/21	138,000	141,234
4.25% 5/15/23	5,000	5,098
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	230,000	230,000
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	42,791
Moody’s Corp.:
3.25% 1/15/28 (a)	108,000	102,740
4.875% 2/15/24	101,000	107,545
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	211,000	212,582
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	203,196

		4,995,049

Insurance – 0.8%
Acrisure LLC / Acrisure Finance, Inc. 7.00% 11/15/25 (a)	55,000	53,762
American International Group, Inc. 3.30% 3/1/21	69,000	69,159
Hartford Financial Services Group, Inc. 4.30% 4/15/43	590,000	589,809
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	137,031
Nuveen Finance LLC:
2.95% 11/1/19 (a)	14,000	14,007
4.125% 11/1/24 (a)	21,000	21,628
Pacific LifeCorp. 5.125% 1/30/43 (a)	540,000	570,588
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	350,762
Unum Group:
3.875% 11/5/25	349,000	347,298
4.00% 3/15/24	473,000	480,149
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	100,000	101,250
Voya Financial, Inc. 3.125% 7/15/24	130,000	126,546

		2,861,989

Real Estate Investment Trusts (REITs) – 0.1%
MPT Operating Partnership LP / MPT Finance Corp. 5.25% 8/1/26	180,000	178,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Real Estate Investment Trusts (REITs) – continued
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	$35,000	$33,950

		212,825

Thrifts & Mortgage Finance – 0.2%
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25% 5/15/23 (a)	600,000	653,250

TOTAL FINANCIALS		35,322,550

HEALTH CARE – 1.9%
Health Care Equipment & Supplies – 0.1%
Hologic, Inc. 4.375% 10/15/25 (a)	150,000	146,438
Teleflex, Inc. 4.875% 6/1/26	85,000	84,150

		230,588

Health Care Providers & Services – 0.7%
CHS / Community Health Systems, Inc.:
6.25% 3/31/23	40,000	36,400
8.00% 11/15/19	210,000	196,350
CHS/Community Health Systems, Inc. 5.125% 8/1/21	210,000	193,725
HCA, Inc.:
4.75% 5/1/23	5,000	5,088
5.25% 4/15/25	322,000	330,855
5.375% 2/1/25	274,000	278,540
5.875% 3/15/22	5,000	5,300
6.50% 2/15/20	560,000	589,400
Kindred Healthcare, Inc. 8.75% 1/15/23	220,000	235,400
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	342,000	349,695
Tenet Healthcare Corp.:
4.375% 10/1/21	200,000	199,000
6.75% 6/15/23	5,000	5,000
8.125% 4/1/22	200,000	210,500
Vizient, Inc. 10.375% 3/1/24 (a)	110,000	123,200

		2,758,453

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	943,000	970,383

Pharmaceuticals – 0.8%
Allergan Funding SCS 3.45% 3/15/22	943,000	938,714
Mylan N.V.:
2.50% 6/7/19	73,000	72,561

	Principal Amount	Value
3.15% 6/15/21	$613,000	$607,494
3.95% 6/15/26	90,000	87,051
Valeant Pharmaceuticals International, Inc.:
5.50% 3/1/23 to 11/1/25 (a)	295,000	281,950
6.125% 4/15/25 (a)	100,000	87,687
6.50% 3/15/22 (a)	130,000	135,200
7.00% 3/15/24 (a)	200,000	210,750
9.00% 12/15/25 (a)	115,000	115,216
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	279,000	244,648
Zoetis, Inc. 3.25% 2/1/23	100,000	99,228

		2,880,499

TOTAL HEALTH CARE		6,839,923

INDUSTRIALS – 1.1%
Aerospace & Defense – 0.1%
Bombardier, Inc. 6.00% 10/15/22 (a)	115,000	114,713
KLX, Inc. 5.875% 12/1/22 (a)	200,000	206,000

		320,713

Commercial Services & Supplies – 0.5%
ADT Corp. 6.25% 10/15/21	200,000	212,375
APX Group, Inc.:
6.375% 12/1/19	86,000	87,290
7.625% 9/1/23	322,000	342,527
8.75% 12/1/20	762,000	767,715
Covanta Holding Corp. 5.875% 3/1/24	65,000	65,163
The ADT Corp. 4.875% 7/15/32 (a)	185,000	168,350

		1,643,420

Construction & Engineering – 0.1%
AECOM:
5.125% 3/15/27	322,000	311,841
5.875% 10/15/24	105,000	109,462
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	20,000	20,650

		441,953

Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00% 2/15/25 (a)	100,000	102,500
Crown Americas LLC / Crown Americas Capital Corp. 4.75% 2/1/26 (a)	65,000	64,025

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Containers & Packaging – continued
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	$45,000	$42,637
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	39,725
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125% 7/15/23 (a)	200,000	203,970

		452,857

IT Services – 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	130,000	129,350

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.125% 1/15/20	322,000	317,488
2.625% 9/4/18	99,000	99,051
3.375% 6/1/21	72,000	72,480
3.75% 2/1/22	51,000	51,699
4.25% 9/15/24	125,000	128,087
4.75% 3/1/20	125,000	129,328
Fly Leasing Ltd. 5.25% 10/15/24	100,000	98,750
FLY Leasing Ltd. 6.375% 10/15/21	200,000	208,000

		1,104,883

TOTAL INDUSTRIALS		4,093,176

INFORMATION TECHNOLOGY – 0.8%
IT Services – 0.0%
Conduent Finance, Inc. / Conduent Business Services LLC 10.50% 12/15/24 (a)	70,000	82,404

Semiconductors & Semiconductor Equipment – 0.1%
Entegris, Inc. 4.625% 2/10/26 (a)	105,000	103,163
Qorvo, Inc. 7.00% 12/1/25	220,000	239,250
Sensata Technologies BV 4.875% 10/15/23 (a)	200,000	203,000

		545,413

Software – 0.7%
Ascend Learning LLC 6.875% 8/1/25 (a)	75,000	77,250
IHS Markit Ltd. 4.75% 2/15/25 (a)	180,000	184,050
IMS Health, Inc. 5.00% 10/15/26 (a)	100,000	100,300

	Principal Amount	Value
MSCI, Inc. 4.75% 8/1/26 (a)	$115,000	$114,138
Open Text Corp. 5.625% 1/15/23 (a)	200,000	208,250
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	343,000	357,577
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	429,000	481,681
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	200,000	210,750
Symantec Corp. 5.00% 4/15/25 (a)	85,000	86,709
The Nielsen Co. (Luxembourg) Sarl 5.00% 2/1/25 (a)	526,000	525,179
Veritas U.S., Inc. / Veritas Bermuda Ltd. 10.50% 2/1/24 (a)	80,000	76,400

		2,422,284

TOTAL INFORMATION TECHNOLOGY		3,050,101

MATERIALS – 1.0%
Chemicals – 0.7%
CF Industries, Inc.:
3.45% 6/1/23	200,000	193,750
4.95% 6/1/43	200,000	182,000
5.15% 3/15/34	200,000	196,000
Consolidated Energy Finance S.A. 6.875% 6/15/25 (a)	350,000	367,500
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	230,000	227,125
Olin Corp. 5.00% 2/1/30	155,000	149,575
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	235,000	233,825
6.50% 2/1/22 (a)	200,000	205,250
The Chemours Co. 5.375% 5/15/27	280,000	280,700
TPC Group, Inc. 8.75% 12/15/20 (a)	225,000	226,125
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	90,000	91,012
Tronox Finance LLC 7.50% 3/15/22 (a)	65,000	67,438
Valvoline, Inc. 4.375% 8/15/25	90,000	87,975
Venator Finance Sarl / Venator Materials LLC 5.75% 7/15/25 (a)	115,000	117,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	$100,000	$105,000

		2,730,287

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	227,000
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	199,512
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	208,275
First Quantum Minerals Ltd. 6.50% 3/1/24 (a)	200,000	198,750
Freeport-McMoRan, Inc. 3.55% 3/1/22	308,000	299,623

		1,133,160

TOTAL MATERIALS		3,863,447

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp. 2.80% 6/1/20	100,000	99,446
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	187,824
3.85% 2/1/25	100,000	97,521
3.875% 8/15/22	71,000	71,558
4.125% 6/15/26	530,000	521,775
CoreCivic, Inc. 5.00% 10/15/22	85,000	86,913
DDR Corp.:
3.625% 2/1/25	39,000	37,672
4.25% 2/1/26	191,000	189,377
Digital Realty Trust LP:
3.40% 10/1/20	99,000	100,103
3.95% 7/1/22	405,000	416,025
4.75% 10/1/25	310,000	327,178
Duke Realty LP 3.75% 12/1/24	18,000	18,212
Equinix, Inc. 5.75% 1/1/25	200,000	209,000
Government Properties Income Trust 3.75% 8/15/19	191,000	192,409
HCP, Inc.:
3.875% 8/15/24	195,000	195,466
4.00% 6/1/25	943,000	946,371
Lexington Realty Trust 4.40% 6/15/24	444,000	438,083

	Principal Amount	Value
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.50% 9/1/26	$305,000	$290,512
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	647,000	644,492
4.50% 1/15/25 to 4/1/27	1,524,000	1,465,794
4.75% 1/15/28	283,000	273,940
Regency Centers Corp. 3.75% 11/15/22	190,000	191,197
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,570

		7,011,438

Real Estate Management & Development – 1.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	190,000	183,044
4.10% 10/1/24	1,156,000	1,154,745
CBRE Services, Inc. 5.00% 3/15/23	347,000	355,901
Corporate Office Properties LP:
5.00% 7/1/25	96,000	99,601
5.25% 2/15/24	1,194,000	1,255,670
Liberty Property LP:
3.75% 4/1/25	50,000	50,037
4.125% 6/15/22	473,000	488,165
Mack-Cali Realty LP 3.15% 5/15/23	468,000	425,917
Tanger Properties LP:
3.125% 9/1/26	96,000	87,984
3.75% 12/1/24	35,000	34,332
The Howard Hughes Corp. 5.375% 3/15/25 (a)	100,000	98,625
Ventas Realty LP:
3.125% 6/15/23	38,000	37,229
3.50% 2/1/25	486,000	476,588
3.75% 5/1/24	201,000	201,896
4.00% 3/1/28	130,000	128,667
4.125% 1/15/26	34,000	34,326
WP Carey, Inc. 4.00% 2/1/25	182,000	179,966

		5,292,693

TOTAL REAL ESTATE		12,304,131

TELECOMMUNICATION SERVICES – 2.2%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	200,000	191,500

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – 1.3%
Altice Financing S.A. 7.50% 5/15/26 (a)	$300,000	$302,250
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	204,500
AT&T, Inc.:
2.45% 6/30/20	524,000	518,414
3.60% 2/17/23	171,000	171,385
6.30% 1/15/38	290,000	334,374
Frontier Communications Corp. 7.05% 10/1/46	214,000	119,305
Intelsat Jackson Holdings S.A.:
8.00% 2/15/24 (a)	403,000	423,150
9.50% 9/30/22 (a)	200,000	229,000
Level 3 Financing, Inc.:
5.375% 1/15/24	105,000	104,475
5.625% 2/1/23	211,000	213,110
Qwest Corp.:
6.75% 12/1/21	130,000	138,826
7.25% 9/15/25	90,000	96,832
SFR Group S.A. 7.375% 5/1/26 (a)	200,000	193,060
Telecom Italia SpA 5.303% 5/30/24 (a)	200,000	207,250
Verizon Communications, Inc.:
2.625% 2/21/20	359,000	358,266
5.012% 8/21/54	220,000	217,925
5.50% 3/16/47	809,000	883,816

		4,715,938

Media – 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	1,301,000	1,287,776
DISH DBS Corp. 5.00% 3/15/23	322,000	295,837

		1,583,613

Wireless Telecommunication Services – 0.4%
Sable International Finance Ltd. 6.875% 8/1/22 (a)	100,000	106,000
Sprint Corp.:
7.125% 6/15/24	200,000	196,875
7.875% 9/15/23	419,000	433,665
T-Mobile USA, Inc.:
4.50% 2/1/26	155,000	152,094
4.75% 2/1/28	50,000	48,769
5.125% 4/15/25	322,000	325,220

	Principal Amount	Value
6.375% 3/1/25	$259,000	$273,245

		1,535,868

TOTAL TELECOMMUNICATION SERVICES		8,026,919

UTILITIES – 1.4%
Electric Utilities – 1.2%
DPL, Inc. 7.25% 10/15/21	701,000	764,090
Dynegy, Inc. 8.00% 1/15/25 (a)	527,000	572,454
Emera US Finance LP:
2.15% 6/15/19	37,000	36,645
2.70% 6/15/21	36,000	35,321
3.55% 6/15/26	57,000	54,874
Exelon Corp. 2.85% 6/15/20	473,000	471,017
FirstEnergy Corp.:
4.25% 3/15/23	1,171,000	1,205,216
7.375% 11/15/31	473,000	623,650
InterGen N.V. 7.00% 6/30/23 (a)	90,000	89,775
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	154,402
3.70% 9/1/24	100,000	97,791
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	20,000	19,725
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	196,805	215,501
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	175,049

		4,515,510

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	129,375
The AES Corp. 4.875% 5/15/23	125,000	126,094

		255,469

Multi-Utilities – 0.1%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 3.993% 9/30/66 (b)(d)	22,000	20,735
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	180,469

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Sempra Energy 6.00% 10/15/39	$106,000	$130,682

		331,886

TOTAL UTILITIES		5,102,865

TOTAL NONCONVERTIBLE BONDS (Cost $115,307,829)		114,450,973

U.S Government Agency – Mortgage Securities – 17.7%
Fannie Mae – 9.6%
Fannie Mae:
2.50% 4/1/32	119,603	116,894
3.00% 5/1/31 to 2/1/48	9,329,327	9,105,076
3.00% 3/1/48 (c)	500,000	484,518
3.50% 12/1/25 to 12/1/47	9,492,361	9,524,437
3.50% 3/1/48 (c)	300,000	299,452
4.00% 9/1/41 to 10/1/47	4,211,435	4,338,293
4.00% 4/1/48 (c)	4,700,000	4,806,852
4.50% 8/1/33 to 3/1/47	3,012,058	3,173,606
4.50% 3/1/48 (c)	900,000	942,680
5.00% 2/1/38 to 1/1/44	1,536,250	1,656,125
5.50% 6/1/38 to 5/1/44	820,682	899,576
6.00% 7/1/37	278,761	305,456

TOTAL FANNIE MAE		35,652,965

Freddie Mac – 3.4%
Freddie Mac:
2.50% 7/1/31	74,993	73,391
3.00% 10/1/28 to 1/1/47	3,451,218	3,362,253
3.50% 3/1/32 to 12/1/47	5,984,582	6,009,652
4.00% 5/1/37 to 1/1/45	2,084,972	2,156,691
4.50% 1/1/42	516,158	546,281
5.00% 2/1/38	216,518	233,764
5.50% 6/1/41	43,458	47,864

TOTAL FREDDIE MAC		12,429,896

Ginnie Mae – 4.7%
Ginnie Mae:
3.00% 12/20/42 to 2/20/48	5,074,700	4,972,526
3.50% 12/20/41 to 10/20/47	7,145,855	7,206,547
4.00% 12/15/40 to 7/20/47	3,075,526	3,170,466
4.50% 5/20/41 to 2/20/44	133,664	139,967

	Principal Amount	Value
4.50% 4/1/48 (c)	$1,650,000	$1,714,226

TOTAL GINNIE MAE		17,203,732

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $66,828,565)		65,286,593

Collateralized Mortgage Obligations – 1.0%
PRIVATE SPONSOR – 1.0%
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	7,069	7,098
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 3.838% 12/15/30 (a)(b)	809,000	809,000
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/34 (a)(b)	1,050,000	1,052,810
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/34 (a)(b)	1,283,000	1,278,744
MSCG Trust Series 2016-SNR, Class A 3.348% 11/15/34 (a)(b)	205,000	200,675
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	72,000	71,058
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	51,000	51,048

TOTAL PRIVATE SPONSOR		3,470,433

U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (e)	97,354	97,081

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,616,515)		3,567,514

Municipal Securities – 1.0%
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	103,709
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	14,000	14,053
4.95% 6/1/23	960,000	989,962
5.10% 6/1/33	1,670,000	1,574,526
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,000
5.877% 3/1/19	30,000	30,726
State of California:
7.30% 10/1/39	450,000	648,630

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity Total Bond ETF

Investments (Unaudited) – continued

Municipal Securities – continued
	Principal Amount	Value
7.50% 4/1/34	$100,000	$142,774

TOTAL MUNICIPAL SECURITIES (Cost $3,563,066)		3,514,380

Foreign Government and Government Agency Obligations – 0.8%

Argentine Republic Government International Bond 5.875% 1/11/28	1,282,000	1,198,029
Brazilian Government International Bond 4.625% 1/13/28	1,028,000	1,011,552
Dominican Republic International Bond 5.950% 1/25/27 (a)	400,000	423,400
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	412,500

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,128,735)		3,045,481

Asset-Backed Securities – 0.8%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	1,091,583	1,086,807
Apollo Aviation Securitization Equity Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	276,880	276,879
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)(b)	347,745	354,672
CAM Mortgage Trust Series 2016-2, Class A2 5.00% 6/15/57 (a)(b)	600,000	596,075
DB Master Finance LLC:
3.629% 3.629% 11/20/47 (a)	168,577	166,765
4.03% 4.030% 11/20/47 (a)	291,270	291,641

	Principal Amount	Value
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)(b)	$236,607	$238,491

TOTAL ASSET-BACKED SECURITIES (Cost $3,015,079)		3,011,330

Money Market Funds – 6.1%
	Shares

Fidelity Cash Central Fund, 1.41% (f) (Cost $22,666,950)	22,663,239	22,667,772

TOTAL INVESTMENT IN SECURITIES – 101.2% (Cost $381,408,364)		374,435,999

NET OTHER ASSETS (LIABILITIES) – (1.2%)		(4,357,691)

NET ASSETS – 100.0%		$370,078,308

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,255,496 or 8.2% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,683

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Obligations	$158,891,956	$—	$158,891,956	$—
Corporate Bonds	114,450,973	—	114,450,973	—
U.S Government Agency - Mortgage Securities	65,286,593	—	65,286,593	—
Collateralized Mortgage Obligations	3,567,514	—	3,567,514	—
Municipal Securities	3,514,380	—	3,514,380	—
Foreign Government and Government Agency Obligations	3,045,481	—	3,045,481	—
Asset-Backed Securities	3,011,330	—	3,011,330	—
Money Market Funds	22,667,772	22,667,772	—	—

Total Investments in Securities:	$374,435,999	$22,667,772	$351,768,227	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	92.0%
Mexico	1.5%
Netherlands	1.3%
United Kingdom	1.3%
Luxembourg	1.2%
Canada	1.2%
Others (Individually Less Than 1%)	2.7%

101.2%

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
February 28, 2018 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$78,680,721	$169,588,750	$351,768,227
Fidelity Central Funds	2,494,047	442,186	22,667,772

Total Investments in Securities	$81,174,768	$170,030,936	$374,435,999
Cash	—	—	94,531
Receivable for investments sold
Regular delivery	—	15,996,603	2,928,076
Delayed delivery	—	—	9,320,774
Receivable for fund shares sold	—	69,396,518	—
Interest receivable	804,583	802,665	2,253,389

Total assets	81,979,351	256,226,722	389,032,769

Liabilities
Payable for investments purchased
Regular delivery	379,753	84,709,185	472,823
Delayed delivery	—	368,925	17,589,250
Distributions payable	217,800	168,100	755,200
Accrued management fees	30,658	39,911	137,188

Total liabilities	628,211	85,286,121	18,954,461

Net Assets	$81,351,140	$170,940,601	$370,078,308

Net Assets consist of:
Paid in capital	$83,239,545	$173,869,671	$378,972,542
Distributions in excess of net investment income	(800)	(150,139)	(796,733)
Accumulated undistributed net realized gain (loss) on investments	(545,758)	(1,060,410)	(1,125,136)
Net unrealized appreciation (depreciation) on investments	(1,341,847)	(1,718,521)	(6,972,365)

Net Assets	$81,351,140	$170,940,601	$370,078,308

Shares outstanding	1,650,000	3,450,000	7,552,000

Net Asset Value, offering price and redemption price per share	$49.30	$49.55	$49.00

Investments at cost – Unaffiliated issuers	$80,022,599	$171,307,278	$358,741,414
Investments at cost – Fidelity Central Funds	2,494,016	442,178	22,666,950

Investments at cost	$82,516,615	$171,749,456	$381,408,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Statements of Operations
For the six months ended February 28, 2018 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Investment Income
Interest	$1,318,966	$1,171,618	$4,595,080
Income from Fidelity Central Funds	12,422	3,861	94,683

Total income	1,331,388	1,175,479	4,689,763

Expenses
Management fees	174,792	238,052	744,852
Independent trustees’ compensation	141	199	598
Miscellaneous	102	151	432

Total expenses before reductions	175,035	238,402	745,882
Expense reductions	(223)	(79)	(442)

Total expenses	174,812	238,323	745,440

Net investment income (loss)	1,156,576	937,156	3,944,323

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	53,247	(211,390)	(288,512)

Total net realized gain (loss)	53,247	(211,390)	(288,512)

Change in net unrealized appreciation (depreciation) on investment securities	(2,799,595)	(2,018,223)	(10,068,562)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	1	(5)	—
Change in net unrealized appreciation (depreciation) on Delayed delivery commitments	—	—	1,464

Total change in net unrealized appreciation (depreciation)	(2,799,594)	(2,018,228)	(10,067,098)

Net gain (loss)	(2,746,347)	(2,229,618)	(10,355,610)

Net increase (decrease) in net assets resulting from operations	$(1,589,771)	$(1,292,462)	$(6,411,287)

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,156,576	$1,394,453	$937,156	$2,293,672
Net realized gain (loss)	53,247	(274,714)	(211,390)	(1,365,621)
Change in net unrealized appreciation (depreciation)	(2,799,594)	444,394	(2,018,228)	(674,742)

Net increase (decrease) in net assets resulting from operations	(1,589,771)	1,564,133	(1,292,462)	253,309

Distributions to shareholders from net investment income	(1,157,800)	(1,393,000)	(944,700)	(2,390,750)
Distributions to shareholders from net realized gain	—	—	—	(270,000)
Return of capital	—	—	—	—

Total distributions	(1,157,800)	(1,393,000)	(944,700)	(2,660,750)

Share transactions
Proceeds from sales of shares	20,387,851	22,580,772	74,432,862	157,030,081
Cost of shares redeemed	—	—	(4,980,509)	(185,655,781)

Net increase (decrease) in net assets resulting from share transactions	20,387,851	22,580,772	69,452,353	(28,625,700)

Total increase (decrease) in net assets	17,640,280	22,751,905	67,215,191	(31,033,141)

Net Assets
Beginning of period	63,710,860	40,958,955	103,725,410	134,758,551

End of period	$81,351,140	$63,710,860	$170,940,601	$103,725,410

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(800)	$424	$(150,139)	$(142,595)

Other Information
Shares
Sold	400,000	450,000	1,500,000	3,100,000
Redeemed	—	—	(100,000)	(3,700,000)

Net increase (decrease)	400,000	450,000	1,400,000	(600,000)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Statements of Changes in Net Assets
	Fidelity Total Bond ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,944,323	$5,747,835
Net realized gain (loss)	(288,512)	(699,506)
Change in net unrealized appreciation (depreciation)	(10,067,098)	615,140

Net increase (decrease) in net assets resulting from operations	(6,411,287)	5,663,469

Distributions to shareholders from net investment income	(4,146,636)	(6,113,660)
Distributions to shareholders from net realized gain	—	—
Return of capital	—	(68,676)

Total distributions	(4,146,636)	(6,182,336)

Share transactions
Proceeds from sales of shares	100,221,808	108,035,520
Cost of shares redeemed	—	—

Net increase (decrease) in net assets resulting from share transactions	100,221,808	108,035,520

Total increase (decrease) in net assets	89,663,885	107,516,653

Net Assets
Beginning of period	280,414,423	172,897,770

End of period	$370,078,308	$280,414,423

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(796,733)	$(594,420)

Other Information
Shares
Sold	2,000,000	2,150,000
Redeemed	—	—

Net increase (decrease)	2,000,000	2,150,000

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Financial Statements – continued

Financial Highlights
			Fidelity Corporate Bond ETF
	Six months ended February 28, 2018 (Unaudited)		Year ended August 31, 2017		Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.97		$51.20		$48.59	$50.06

Income from Investment Operations
Net investment income (loss)B	0.752		1.444		1.587	1.342
Net realized and unrealized gain (loss)	(1.684)		(0.243	)C	2.805	(1.448)

Total from investment operations	(0.932)		1.201		4.392	(0.106)

Distributions from net investment income	(0.738)		(1.431)		(1.594)	(1.364)
Distributions from net realized gain	—		—		(0.188)	—

Total distributions	(0.738)		(1.431)		(1.782)	(1.364)

Net asset value, end of period	$49.30		$50.97		$51.20	$48.59

Total ReturnD,E	(1.84)%		2.43%		9.30%	(0.26)%
Ratios to Average Net AssetsF,G
Expense before reductions	.45	%H	.45%		.45%	.45	%H
Expenses net of fee waivers, if any	.45	%H	.45%		.45%	.45	%H
Expenses net of all reductions	.45	%H	.45%		.45%	.45	%H
Net investment income (loss)	3.00	%H	2.87%		3.24%	2.96	%H
Supplemental Data
Net assets, end of period (000 omitted)	$81,351		$63,711		$40,959	$29,152
Portfolio turnover rateI	36	%J	29%		37%	28	%J,K

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Annualized.

I	Amount does not include the portfolio activity of any underlying funds.

J	Amount not annualized.

K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Financial Highlights
	Fidelity Limited Term Bond ETF
	Six months ended February 28, 2018 (Unaudited)		Year ended August 31, 2017		Year ended August 31, 2016		Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.60		$50.85		$49.90		$50.06

Income from Investment Operations
Net investment income (loss)B	0.445		0.767		0.681		0.623
Net realized and unrealized gain (loss)	(1.045)		(0.131)		0.990		(0.012)

Total from investment operations	(0.600)		0.636		1.671		0.611

Distributions from net investment income	(0.450)		(0.836)		(0.721)		(0.771)
Distributions from net realized gain	—		(0.050)		—		—

Total distributions	(0.450)		(0.886)		(0.721)		(0.771)

Net asset value, end of period	$49.55		$50.60		$50.85		$49.90

Total ReturnC,D	(1.19)%		1.27%		3.37%		1.22%
Ratios to Average Net AssetsE,F
Expense before reductions	.45	%G	.45%		.45%		.45	%G
Expenses net of fee waivers, if any	.45	%G	.45%		.45%		.45	%G
Expenses net of all reductions	.45	%G	.45%		.45%		.45	%G
Net investment income (loss)	1.79	%G	1.54%		1.35%		1.37	%G
Supplemental Data
Net assets, end of period (000 omitted)	$170,941		$103,725		$134,759		$47,408
Portfolio turnover rateH	34	%I	206	%J	265	%J	312	%I,J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity Total Bond ETF
	Six months ended February 28, 2018 (Unaudited)		Year ended August 31, 2017	Year ended August 31, 2016		Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.51		$50.82	$49.08		$50.00

Income from Investment Operations
Net investment income (loss)B	0.596		1.225	1.463		1.403
Net realized and unrealized gain (loss)	(1.488)		(0.242)	1.813		(0.975)

Total from investment operations	(0.892)		0.983	3.276		0.428

Distributions from net investment income	(0.618)		(1.279)	(1.536)		(1.348)
Return of capital	—		(0.014)	—		—

Total distributions	(0.618)		(1.293)	(1.536)		(1.348)

Net asset value, end of period	$49.00		$50.51	$50.82		$49.08

Total ReturnC,D	(1.77)%		1.99%	6.84%		0.83%
Ratios to Average Net AssetsE,F
Expense before reductions	.45	%G	.45%	.45%		.45	%G
Expenses net of fee waivers, if any	.45	%G	.45%	.45%		.45	%G
Expenses net of all reductions	.45	%G	.45%	.45%		.45	%G
Net investment income (loss)	2.40	%G	2.45%	2.98%		3.10	%G
Supplemental Data
Net assets, end of period (000 omitted)	$370,078		$280,414	$172,898		$105,614
Portfolio turnover rateH	50	%I,J	128%	158	%J	276	%I

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Notes to Financial Statements

For the period ended February 28, 2018 (Unaudited)

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. Each Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of year end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

41	Semiannual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of Investments by input level, as of February 28, 2018, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$82,539,692	$333,631	$(1,698,555)	$(1,364,924)
Fidelity Limited Term Bond ETF	171,756,570	47,295	(1,772,929)	(1,725,634)
Fidelity Total Bond ETF	381,460,601	1,235,693	(8,260,295)	(7,024,602)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$(134,504)	$(429,850)	$(564,354)
Fidelity Limited Term Bond ETF	(839,640)	(9,167)	(848,807)
Fidelity Total Bond ETF	(629,036)	(194,998)	(824,034)

Semiannual Report	42

3. Significant Accounting Policies – continued

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$39,477,916	$16,268,968
Fidelity Limited Term Bond ETF	28,223,733	9,056,995
Fidelity Total Bond ETF	30,281,285	16,774,898

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$—
Fidelity Limited Term Bond ETF	—	—
Fidelity Total Bond ETF	16,205,628	—

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .45% of each Fund’s average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

43	Semiannual Report

Notes to Financial Statements – continued

5. Fees and Other Transactions with Affiliates – continued

Effective April 1, 2018, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .45% to .36% of each Fund’s average net assets.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are as follows:

Fidelity Corporate Bond ETF	$102
Fidelity Limited Term Bond ETF	151
Fidelity Total Bond ETF	433

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity Corporate Bond ETF	$223
Fidelity Limited Term Bond ETF	79
Fidelity Total Bond ETF	442

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report	44

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During PeriodB September 1, 2017 to February 28, 2018
Fidelity Corporate Bond ETF	0.45%
Actual		$1,000.00	$981.60	$2.21	D
HypotheticalC		$1,000.00	$1,022.56	$2.26	D
Fidelity Limited Term Bond ETF	0.45%
Actual		$1,000.00	$988.10	$2.22	D
HypotheticalC		$1,000.00	$1,022.56	$2.26	D
Fidelity Total Bond ETF	0.45%
Actual		$1,000.00	$982.30	$2.21	D
HypotheticalC		$1,000.00	$1,022.56	$2.26	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expense are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C	5% return per year before expenses.

D	If fees and changes to the Fund’s expense contract and/or expense cap effective April 1, 2018, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

45	Semiannual Report

Shareholder Expense Example (Unaudited) – continued

	Annualized Expense RatioA	Expenses Paid
Fidelity Corporate Bond ETF	0.36%
Actual		$1.77
HypotheticalB		$1.81
Fidelity Limited Term Bond ETF	0.36%
Actual		$1.77
HypotheticalB		$1.81
Fidelity Total Bond ETF	0.36%
Actual		$1.77
HypotheticalB		$1.81

A	Annualized Expense Ratio reflects expenses net of applicable fee waivers.

B	5% return per year before expenses.

Semiannual Report	46

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) – Operations, Audit, FairValuation, and Governance and Nominating – each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

47	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and performance history. The Board noted that there were portfolio management changes for Fidelity Corporate Bond ETF in September 2016 and for Fidelity Total Bond ETF in September 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index (“benchmark index”) and a peer group of funds with similar objectives (“peer group”), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund’s benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had

Semiannual Report	48

lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Corporate Bond ETF

Fidelity Limited Term Bond ETF

49	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Total Bond ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FIMM under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expense ratio ranked equal to the competitive median for 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

Semiannual Report	50

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund’s current contractual arrangements its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity’s contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity’s long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering “fall-out” benefits; (xi) the impact of money market reform on Fidelity’s money market funds, including with respect to costs and profitability; (xii) the funds’ share class structures and distribution channels, including the impact of the Department of Labor’s new fiduciary rule on the funds’ distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds’ fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

51	Semiannual Report

FIXETF-SANN-0418 838017.1.0 1.9864853.103	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.		Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018